Balance Sheets - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash	$ 52,918	$ 49,900	$ 49,118
Accounts receivable	15,000	0	0
Accounts receivable - related party	0	15,000	0
Prepaid rent, current portion	60,000	0	0
Total current assets	127,918	64,900	49,118
Fixed assets - net	46,666	96,667	136,667
Prepaid rent, net of current portion	75,000	0	0
Note receivable - related party	75,000	0	0
Interest receivable - related party	2,612	0	0
Total noncurrent assets	152,612	0	0
Total Assets	327,196	161,567	185,785
Current liabilities
Accounts payable	30,905	27,478	0
Accrued payables - related parties	15,539	196,302	120,000
Line of credit	75,000	75,000	76,459
Due to related parties	157,811	515,811	458,277
Accrued interest payable	28,043	22,418	14,918
Accrued interest payable - related party	105,523	85,394	50,322
Total current liabilities	412,821	922,403	719,976
Common stock issuable, net of current portion	120,000	0	0
Total Liabilities	532,821	922,403	719,976
Commitments and contingencies
Stockholders' Equity
Preferred stock, $.001 par value; 10,000,000 shares authorized; no shares issued and outstanding	0	0	0
Common stock, $.0001 par value; 190,000,000 shares authorized; 7,929,581 shares issued and outstanding; 13,929,581 (2017) and 7,929,581 (2016) issued and outstanding	1,392	792	792
Additional paid in capital	2,877,562	2,244,829	2,244,829
Accumulated deficit	(3,084,579)	(3,006,457)	(2,779,812)
Total Stockholders' Deficit	(205,625)	(760,836)	(534,191)
Total Liabilities and Stockholders' Deficit	$ 327,196	$ 161,567	$ 185,785